Employee Benefit Plans (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) defined_contribution_plan	Jun. 09, 2022 USD ($)	Dec. 31, 2021 USD ($) defined_contribution_plan
Retirement Benefits [Abstract]
Number of defined contribution plans | defined_contribution_plan	1		6
Employer discretionary contributions	$ 400	$ 0
Continuous service rendered (in years)	5 years
Unfunded status			$ 6
Net periodic pension cost			$ 100